Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total		Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]
BALANCE at Dec. 31, 2012	$ 549,088		$ 504,881	$ (293,149)	$ 338,979	$ (1,623)
BALANCE (in shares) at Dec. 31, 2012	28,626,323		28,626,323
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from exercise of options, net (in shares)			344,006
Proceeds from exercise of options, net	10,519		10,519
Adjustments related to tax withholding for share-based compensation (in shares)			(68,741)
Adjustments related to tax withholding for share-based compensation	(4,342)		(4,342)
Share-based payments expense (in shares)			287,866
Share-based payments expense	8,680		8,680
Tax benefit on share-based compensation expense	2,632		2,632
Repurchases of common stock (in shares)			(1,384,946)
Repurchases of common stock	(71,388)			(71,388)
Repurchase and conversion of callable convertible debt, net of tax (in shares)	255,499		255,499
Repurchase and conversion of callable convertible debt, net of tax	(38,301)		(48,963)	10,662
Reclassification of debt conversion feature to temporary equity	(2,630)		(2,630)
Net income	69,461				69,461
Foreign currency translation adjustment	(2,156)	[1]				(2,156)
BALANCE at Jun. 30, 2013	521,563		470,777	(353,875)	408,440	(3,779)
BALANCE (in shares) at Jun. 30, 2013	28,060,007		28,060,007
BALANCE at Mar. 31, 2013	504,968		486,553	(339,631)	361,583	(3,537)
BALANCE (in shares) at Mar. 31, 2013			28,060,015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from exercise of options, net (in shares)			190,196
Proceeds from exercise of options, net	5,864		5,864
Adjustments related to tax withholding for share-based compensation (in shares)			(3,011)
Adjustments related to tax withholding for share-based compensation	(429)		(429)
Share-based payments expense (in shares)			4,808
Share-based payments expense	3,843		3,843
Tax benefit on share-based compensation expense	659		659
Repurchases of common stock (in shares)			(447,500)
Repurchases of common stock	(24,906)			(24,906)
Repurchase and conversion of callable convertible debt, net of tax (in shares)			255,499
Repurchase and conversion of callable convertible debt, net of tax	(15,051)		(25,713)	10,662
Net income	46,857				46,857
Foreign currency translation adjustment	(242)	[1]				(242)
BALANCE at Jun. 30, 2013	$ 521,563		$ 470,777	$ (353,875)	$ 408,440	$ (3,779)
BALANCE (in shares) at Jun. 30, 2013	28,060,007		28,060,007

[1]	Foreign currency translation adjustment has no tax effect for the three and six months ended June 30, 2013 and 2012, respectively.